Inventories - Schedule of Components of Inventory (Details) - USD ($) $ in Millions		Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials and supplies		$ 179	$ 218
Work in process		49	33
Finished goods		245	248
Total	[1]	473	499
Inventory valuation reserves		$ 14	$ 21

[1]	At March 31, 2023 and December 31, 2022, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $4 and $6 of cash and cash equivalents; $8 and $9 of accounts receivable, net; $9 and $6 of inventories; $3 each of property, plant and equipment, net; $2 each of operating lease right of use assets; $2 each of intangible assets, net; $7 and $3 of accounts payable; $1 and $4 of accrued liabilities. See "Note 5. Variable Interest Entities."